UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 4300 Westgrove Drive
         2nd Floor
         Addison, TX  75001-3247

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Addison, Texas     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $147,332 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     6751   263827 SH       SOLE                   263827
ARCH CAP GROUP LTD             ORD              G0450A105     7345   127200 SH       SOLE                   127200
BLOCKBUSTER INC                CL A             093679108     1461   367900 SH       SOLE                   367900
BLOCKBUSTER INC                CL B             093679207      910   254200 SH       SOLE                   254200
BLOUNT INTL INC NEW            COM              095180105     4013   249100 SH       SOLE                   249100
CADENCE DESIGN SYSTEM INC      COM              127387108     5961   322400 SH       SOLE                   322400
CARBO CERAMICS INC             COM              140781105      763    13400 SH       SOLE                    13400
CEMEX S A                      SPON ADR 5 ORD   151290889     4602    70500 SH       SOLE                    70500
COMMSCOPE INC                  COM              203372107     2141    75000 SH       SOLE                    75000
DAIMLERCHRYSLER AG             ORD              D1668R123     7182   125100 SH       SOLE                   125100
ELKCORP                        COM              287456107     4934   146200 SH       SOLE                   146200
GLOBALSANTAFE CORP             SHS              G3930E101     1264    20800 SH       SOLE                    20800
HANOVER COMPRESSOR CO          COM              410768105    11675   627000 SH       SOLE                   627000
HOUSEVALUES INC                COM              44183Y102      671    81401 SH       SOLE                    81401
INTUIT                         COM              461202103     6654   125100 SH       SOLE                   125100
KINETIC CONCEPTS INC           COM NEW          49460W208     1610    39100 SH       SOLE                    39100
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     9807   167700 SH       SOLE                   167700
LAIDLAW INTL INC               COM              50730R102     1567    57600 SH       SOLE                    57600
LONE STAR TECHNOLOGIES INC     COM              542312103     2227    40200 SH       SOLE                    40200
MBIA INC                       COM              55262C100     4017    66800 SH       SOLE                    66800
NU SKIN ENTERPRISES INC        CL A             67018T105      522    29800 SH       SOLE                    29800
PALM HARBOR HOMES              COM              696639103     3249   151625 SH       SOLE                   151625
PARKER HANNIFIN CORP           COM              701094104     2410    29900 SH       SOLE                    29900
PILGRIMS PRIDE CORP            COM              721467108      691    31900 SH       SOLE                    31900
RAYTHEON CO                    COM NEW          755111507    10979   239500 SH       SOLE                   239500
SINA CORP                      ORD              G81477104     2544    91200 SH       SOLE                    91200
SOHU COM INC                   COM              83408W103     6302   236100 SH       SOLE                   236100
SOMANETICS CORP                COM NEW          834445405     1350    61162 SH       SOLE                    61162
SONUS NETWORKS INC             COM              835916107     6221  1135300 SH       SOLE                  1135300
SYNOPSYS INC                   COM              871607107     5941   265800 SH       SOLE                   265800
TERRA INDS INC                 COM              880915103     1036   146900 SH       SOLE                   146900
TIME WARNER INC                COM              887317105     7436   442900 SH       SOLE                   442900
USANA HEALTH SCIENCES INC      COM              90328M107     1076    25800 SH       SOLE                    25800
VALMONT INDS INC               COM              920253101     4385   104300 SH       SOLE                   104300
WELLPOINT INC                  COM              94973V107     5993    77400 SH       SOLE                    77400
WILD OATS MARKETS INC          COM              96808B107      665    32700 SH       SOLE                    32700
YUM BRANDS INC                 COM              988498101      977    20000 SH       SOLE                    20000